AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 9, 2018.

No. 811-23371

No. 333-226900

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 2	[X]

(Check appropriate box or boxes)

TIGERSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

3532 Muirwood Drive

Newtown Square, PA 19073

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: 484.816.7801

Name and Address of Agent for Service:	With a copy to:
Harvard Business Services, Inc.	Messrs. David Foulke and Yang Xu
16192 Coastal Highway	Wealthn LLC
Lewes, Delaware 19958	3532 Muirwood Drive
Newtown Square, PA 19073

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

This Post-Effective Amendment No. 1 (“PEA No. 1”) to the Registrant’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s Registration Statement on Form N-1A that was filed with the Securities and Exchange Commission on October 5, 2018 and effective on October 19, 2018. This PEA No. 1 is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed as part of the Registrant’s Registration Statement on October 5, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, duly authorized, in the City of Newtown Square and Commonwealth of Pennsylvania, on the 9th day of November 2018.

TIGERSHARES TRUST

By:	/s/ Yang Xu
Yang Xu
President and Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Yang Xu	Trustee, President and Principal	November 9, 2018
Yang Xu	Executive Officer

/s/ David P. Foulke	Trustee, Vice President and	November 9, 2018
David P. Foulke	Principal Financial Officer

/s/ Robert W. Driscoll, Jr.*	Trustee	November 9, 2018
Robert W. Driscoll, Jr.

/s/ David W. Irwin*	Trustee	November 9, 2018
David W. Irwin

/s/ Andrew A. Smith*	Trustee	November 9, 2018
Andrew A. Smith

/s/ Chenyang Wei*	Trustee	November 9, 2018
Chenyang Wei

*/s/ Stacy L. Fuller
Stacy L. Fuller

* Attorney-in-Fact pursuant to powers of attorney dated September 27, 2018

 EXHIBIT INDEX

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase